REDEEMABLE NON-CONTROLLING INTERESTS - Repurchase Terms (Details) - Zhejiang Jinko ¥ in Millions	1 Months Ended
Aug. 31, 2024 CNY (¥) item
REDEEMABLE NON-CONTROLLING INTERESTS
Redemption amount of principal	¥ 1,500
Annual interest rate (%)	6.00%
Period of repurchase after closing date (months)	36 months
Annual dividend target	¥ 90
Period of attaining dividend target (years)	2 years
Standalone debt to asset ratio	76
Consolidated debt to asset ratio	75
Number of consecutive loss fiscal years | item	2